Document And Entity Information	May 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 04, 2023
Entity Registrant Name	Altair Engineering Inc.
Entity Central Index Key	0001701732
Entity Emerging Growth Company	false
Securities Act File Number	001-38263
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	38-2591828
Entity Address, Address Line One	1820 E. Big Beaver Road
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48083
City Area Code	(248)
Local Phone Number	614-2400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock $0.0001 par value per share
Trading Symbol	ALTR
Security Exchange Name	NASDAQ